Summary of Significant Accounting Policies	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE — 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

●	Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission ("SEC"). These financial statements do not include all of the information and disclosures required for complete annual financial statements and should be read in conjunction with the Company’s most recent audited consolidated financial statements and accompanying notes included in its most recent Form 20-F filed with the SEC on August 6, 2025.

All adjustments considered necessary for a fair presentation of the interim results have been included and are of a normal recurring nature.

●	Use of Estimates and Assumptions

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period presented. The estimates and assumptions used in preparing these unaudited interim condensed consolidated financial statements are consistent with those applied in the Company’s most recent annual audited financial statements, Form 20-F filed with the SEC on August 6, 2025.

There have been no material changes to the Company’s significant accounting estimates disclosed in the annual audited financial statements.

●	Basis of Consolidation

The unaudited interim condensed consolidated financial statements include the consolidated financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions within the Company have been eliminated upon consolidation.

●	Significant Accounting Policies

The significant accounting policies applied in the preparation of these unaudited interim condensed consolidated financial statements are consistent with those applied and disclosed in the Company’s most recent annual audited financial statements, Form 20-F filed with the SEC on August 6, 2025. There have been no changes to these policies during the interim period.

●	Recently Issued Accounting Pronouncements

The recently issued accounting pronouncements disclosed in the Company’s most recent annual report on Form 20-F dated August 6, 2025 remain applicable, and there have been no material updates or new pronouncements during the interim period that would materially impact the Company’s financial statements.

The Company continues to monitor new ASUs issued by the FASB and will evaluate their impact on the consolidated financial statements upon adoption in future periods.